Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Of Parent Company [Abstract]
Schedule of statements of financial position - parent company only
	As of December 31,
	2022	2021
	(Unaudited)	(Unaudited)
Assets
Cash and cash equivalents	$332,617	$5,129,248
Other receivables	9,000	5,833
Amount due from related parties	7,020,000	-
Goodwill	2,679,445	329,534
Investment in subsidiaries	14,915,920	5,731,576
Total assets	$24,956,982	$11,196,191

Liabilities and equity

Trade and other payables	$-	$135,295
Convertible note payable	1,730,267	-
Long-term borrowings from related parties	4,033,084	4,575,852
Total liabilities	5,763,351	4,711,147

Equity
Ordinary shares – par value $0.12* authorized 7,500,000 shares, issued and outstanding 1,618,977* shares at December 31, 2022; par value $0.12* authorized 7,500,000 shares, issued and outstanding 529,766* shares at December 31, 2021	194,313	63,606
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	46,231,302	15,379,595
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(28,769,014)	(10,204,220)
Accumulated other comprehensive income	1,112,494	821,527
Capital & reserves attributable to equity holders of the Company	19,193,631	6.485,044
Total liabilities and equity	$24,956,982	$11,196,191

*	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.

Schedule of statements of profit and loss and comprehensive loss - parent company only
	For the years ended December 31,
	2022	2021	2020
	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	$-	$-	$-
Cost of sales	-	-	-
Gross margin	-	-	-

Administrative expenses	(4,042,981)	(1,861,520)	(1,519,150)
Loss from operations	(4,042,981)	(1,861,520)	(1,519,150)

Other income, net	56,642	227,205	9
Finance cost	(315,750)	(99,470)	(92,717)
Equity loss of subsidiaries	(14,262,705)	(3,748,142)	(1,514,166)
Net loss attributable to equity holders of the Company	$(18,564,794)	$(5,481,927)	$(3,126,024)

Schedule of statements of cash flows - parent company only
	For the years ended December 31,
	2022	2021	2020
	(Unaudited)	(Unaudited)	(Unaudited)
Operating activities
Net loss	$(18,564,794)	$(5,481,927)	$(3,126,024)
Adjustments to reconcile net income to net cash provided by operating activities
Stock-based compensation	252,095	-	100,936
Finance costs	230,267
Equity loss from equity investments	14,262,705	3,748,142	1,514,166
Changes in operating assets and liabilities:
Other receivables, net	(3,167)	(5,833)	57,400
Other payables	(25,834,800)	(7,405,803)	975,618
Net cash used in operating activities	(29,657,694)	(9,145,421)	(477,904)

Financing activities
Proceeds from issue of shares	20,346,353	13,244,329	-
Proceeds from exercise of warrants	3,014,710	-	-
Proceeds from a convertible note	1,500,000	-	-
Net cash provided by financing activities	24,860,063	13,244,329	-

Net increase (decrease) in cash and cash equivalents, and restricted cash	(4,796,631)	4,098,908	(477,904)
Cash and cash equivalents at beginning of year	5,129,248	1,030,340	1,508,244
Cash and cash equivalents at end of year	$332,617	$5,129,248	$1,030,340